Loss Allowance For Expected Credit Losses On Credit Exposures Not Measured At Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Loss Allowances For Expected Credit Losses On Credit Exposures Not Measured At Fair Value Through Profit or Loss

9	LOSS ALLOWANCE FOR EXPECTED CREDIT LOSSES ON CREDIT EXPOSURES NOT MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS
The Bank recognizes a loss allowance for expected credit losses on all credit exposures not measured at fair value through profit or loss, like debt instruments measured at amortized cost, debt instruments measured at fair value through other comprehensive income, loan commitments and financial guarantee contracts (not measured at fair value through profit or loss), contract assets and lease receivables.
Note 13 discloses financial instruments classified as “measured at amortized cost”, “measured at fair value through other comprehensive income” and “measured at fair value through profit or loss”. This classification is made pursuant to what was detailed in note 3.2. Additionally, in note 13 the information related to the valuation process is also explained.
Moreover, the Bank applies the impairment requirements for guarantees granted, undrawn commitments of credit cards and checking accounts, letter of credits, which are not recognized in the consolidated statement of financial position.
For the purpose of assessing the Bank’s credit risk exposure and identifying material credit risk concentration, disclosures regarding credit risk of financial assets and items not recognized in the statement of financial position are as follows:

9.1.	Exposure to credit risk
According to the nature of the information to be disclosed and the loan characteristics, the Bank groups them as follows:

Composition	12/31/2021	12/31/2020
Loans and other financing	361,992,565	403,541,419
Individual assessment	86,234,118	112,138,243
Collective assessment	275,758,447	291,403,176

Less: Allowance for ECL	(9,631,477)	(14,985,662)

Total	352,361,088	388,555,757

As explained in note 52.1.4 “Additional Forward-looking allowances based on expert credit
judgment”, section “Adjustment
for
uncertainty in external obligation restructuring”, as of December 31, 2021, the Bank decided to record an adjustment on a forward-looking basis as the Bank estimated an incremental effect in the ECL, in order to cover a macroeconomic scenario derived from the lack of agreement over the debt restructuring between the Federal government and the International Monetary Fund (IMF). As of December 31, 2021, this adjustment amounted to
1,986,000

(see also note 53).
In addition and taking into account what is explained in note 52.1.
4
, section “Covid-19 adjustment”, as of December 31, 2020, the Bank had recorded a special adjustment on a forward-looking basis related to the pandemic of Covid-19, which, as of that date amounted to 5,553,719. At the end of this fiscal year, the “Covid-19 adjustment” was nil.
The following table shows the credit quality and the carrying amount of credit risk, based on the Bank’s credit risk rating system, the probability of default (PD) and the year-end stage classification, taking into account what was mentioned in the previous paragraphs. As of December 31, 2020, several guidelines were included in relation to flexible conditions for credits established by the BCRA to moderate the pandemic effects generated by Covid-19. Such guidelines are not effective as of December 31, 2021. The amounts are presented gross of the impairment allowances.

Internal rating grade	Range PD	12/31/2021
		Stage 1	Stage 2	Stage 3	Total	%
Performing		341,628,847	8,646,681		350,275,528	96.76
High grade	0.00% - 3.50%	287,115,181	829,661		287,944,842	79.54
Standard grade	3.51% - 7.00%	42,527,498	2,513,294		45,040,792	12.44
Sub-standard grade	7.01% - 33.00%	11,986,168	5,303,726		17,289,894	4.78
Past due but not impaired	33.01% - 99.99%	3,163,871	5,254,437		8,418,308	2.33
Impaired	100%			3,298,729	3,298,729	0.91

Total		344,792,718	13,901,118	3,298,729	361,992,565	100

%		95.25	3.84	0.91	100

Internal rating grade	Range PD	12/31/2020
		Stage 1	Stage 2	Stage 3	Total	%
Performing		374,333,529	13,729,595		388,063,124	96.17
High grade	0.00% - 3.50%	307,355,334	113,197		307,468,531	76.20
Standard grade	3.51% - 7.00%	48,100,613	2,906,336		51,006,949	12.64
Sub-standard grade	7.01% - 33.00%	18,877,582	10,710,062		29,587,644	7.33
Past due but not impaired	33.01% - 99.99%	1,194,025	9,710,942		10,904,967	2.70
Impaired	100%			4,573,328	4,573,328	1.13

Total		375,527,554	23,440,537	4,573,328	403,541,419	100

%		93.06	5.81	1.13	100

9.1.1	Loans on an individual assessment
The table below shows the credit quality and the debt balance to credit risk of commercial loans by grade on the Bank’s internal credit rating system, PD range and year-end stage classification. The Bank’s internal credit rating systems and the evaluation and measurement approaches are explained in note 52.1 “Credit risk” section.

Internal rating grade	Range PD	12/31/2021
		Stage 1	Stage 2	Stage 3	Total	%
Performing		80,734,484	3,579,061		84,313,545	97.77
High grade	0.00% - 3.50%	60,875,079	432,663		61,307,742	71.09
Standard grade	3.51% - 7.00%	16,332,244	1,256,377		17,588,621	20.40
Sub-standard grade	7.01% -33.00%	3,527,161	1,890,021		5,417,182	6.28
Past due but not impaired	33.01% - 99.99%		1,156,986		1,156,986	1.34
Impaired	100%			763,587	763,587	0.89

Total		80,734,484	4,736,047	763,587	86,234,118	100

%		93.62	5.49	0.89	100

Internal rating grade	Range PD	12/31/2020
		Stage 1	Stage 2	Stage 3	Total	%
Performing		102,580,832	4,198,605		106,779,437	95.22
High grade	0.00% - 3.50%	97,030,142	1,226		97,031,368	86.53
Standard grade	3.51% - 7.00%	4,139,043	2,195,704		6,334,747	5.65
Sub-standard grade	7.01% - 33.00%	1,411,647	2,001,675		3,413,322	3.04
Past due but not impaired	33.01% - 99.99%	562,499	2,437,581		3,000,080	2.68
Impaired	100%			2,358,726	2,358,726	2.10

Total		103,143,331	6,636,186	2,358,726	112,138,243	100

%		91.98	5.92	2.10	100

An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to commercial lending is as follows:

	Stage			Total
	1	2	3
Gross Carrying amount as of January 1, 2021	103,143,331	6,636,186	2,358,726	112,138,243
Assets originated or purchased	102,232,782	4,169,910		106,402,692
Assets derecognized or repaid	(82,480,461)	(3,621,736)	(1,353,170)	(87,455,367)
Transfers to Stage 1	539	(539)
Transfers to Stage 2		131,193	(131,193)
Transfers to Stage 3	(1,034,242)	(166,346)	1,200,588
Amounts Written Off			(922,381)	(922,381)
Monetary effects	(41,127,465)	(2,412,621)	(388,983)	(43,929,069)

As of December 31, 2021	80,734,484	4,736,047	763,587	86,234,118

	Stage			Total
	1	2	3
Gross Carrying amount as of January 1, 2020	193,236,603	6,467,714	2,856,513	202,560,830
Assets originated or purchased	94,241,056	3,644,974		97,886,030
Assets derecognized or repaid	(155,364,844)	(1,399,089)	(1,554,209)	(158,318,142)
Transfers to Stage 1	321,712	(321,712)
Transfers to Stage 2	(571,954)	571,954
Transfers to Stage 3	(2,327,375)	(237,394)	2,564,769
Amounts Written Off			(566,521)	(566,521)
Monetary effects	(26,391,867)	(2,090,261)	(941,826)	(29,423,954)

As of December 31, 2020	103,143,331	6,636,186	2,358,726	112,138,243

	Stage			Total
	1	2	3
ECL amount as of January 1, 2021	924,727	1,007,573	1,181,312	3,113,612
Assets originated or purchased	1,838,217	3,315,905		5,154,122
Assets derecognized or repaid	(861,783)	(524,662)	(696,191)	(2,082,636)
Transfers to Stage 1	12	(12)
Transfers to Stage 2		29,267	(29,267)
Transfers to Stage 3	(896,024)	(37,119)	933,143
Amounts Written Off			(455,855)	(455,855)
Monetary effects	(339,230)	(1,279,417)	(314,929)	(1,933,576)

As of December 31, 2021	665,919	2,511,535	618,213	3,795,667

	Stage			Total
	1	2	3
ECL amount as of January 1, 2020	658,755	688,336	1,968,134	3,315,225
Assets originated or purchased	2,208,850	636,331		2,845,181
Assets derecognized or repaid	(505,789)	(39,701)	(1,228,122)	(1,773,612)
Transfers to Stage 1	14,715	(14,715)
Transfers to Stage 2	(1,783)	1,783
Transfers to Stage 3	(1,402,566)	(9,050)	1,411,616
Amounts Written Off			(497,816)	(497,816)
Monetary effects	(47,455)	(255,411)	(472,500)	(775,366)

As of December 31, 2020	924,727	1,007,573	1,181,312	3,113,612

9.1.2.	Loans on a collective assessment
The table below shows the credit quality and the debt balance to credit risk of loans portfolio under collective assessment, by grade of credit risk classification based on the Bank’s internal credit rating system, PD range and year-end stage classification. The Bank’s internal credit rating systems and the evaluation and measurement approaches are explained in note 52.1 “Credit risk” section.

Internal rating grade	Range PD	12/31/2021
		Stage 1	Stage 2	Stage 3	Total	%
Performing		260,894,363	5,067,620		265,961,983	96.45
High grade	0.00% - 3.50%	226,240,102	396,998		226,637,100	82.19
Standard grade	3.51% - 7.00%	26,195,254	1,256,917		27,452,171	9.95
Sub-standard grade	7.01% - 33.00%	8,459,007	3,413,705		11,872,712	4.31
Past due but not impaired	33.01% - 99.99%	3,163,871	4,097,451		7,261,322	2.63
Impaired	100%			2,535,142	2,535,142	0.92

Total		264,058,234	9,165,071	2,535,142	275,758,447	100

%		95.76	3.32	0.92	100

Internal rating grade	Range PD	12/31/2020
		Stage 1	Stage 2	Stage 3	Total	%
Performing		271,752,697	9,530,990		281,283,687	96.53
High grade	0.00% - 3.50%	210,325,192	111,971		210,437,163	72.22
Standard grade	3.51% - 7.00%	43,961,570	710,632		44,672,202	15.33
Sub-standard grade	7.01% -33.00%	17,465,935	8,708,387		26,174,322	8.98
Past due but not impaired	33.01% - 99.99%	631,526	7,273,361		7,904,887	2.71
Impaired	100%			2,214,602	2,214,602	0.76

Total		272,384,223	16,804,351	2,214,602	291,403,176	100

%		93.47	5.77	0.76	100

An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to consumer lending is as follows:

	Stage			Total
	1	2	3
Gross Carrying amount as of January 1, 2021	272,384,223	16,804,351	2,214,602	291,403,176
Assets originated or purchased	256,847,227	6,203,404		263,050,631
Assets derecognized or repaid	(128,290,490)	(7,808,736)	(1,007,500)	(137,106,726)
Transfers to Stage 1	6,597,845	(6,465,149)	(132,696)
Transfers to Stage 2	(5,955,494)	6,033,073	(77,579)
Transfers to Stage 3	(2,858,159)	(647,746)	3,505,905
Amounts Written Off	(151,340)	(285,289)	(676,156)	(1,112,785)
Monetary effects	(134,515,578)	(4,668,837)	(1,291,434)	(140,475,849)

As of December 31, 2021	264,058,234	9,165,071	2,535,142	275,758,447

	Stage			Total
	1	2	3
Gross Carrying amount as of January 1, 2020	230,252,301	26,431,578	5,102,401	261,786,280
Assets originated or purchased	185,109,070	10,546,801		195,655,871
Assets derecognized or repaid	(72,746,260)	(10,998,516)	(1,480,596)	(85,225,372)
Transfers to Stage 1	13,033,730	(12,586,028)	(447,702)
Transfers to Stage 2	(6,906,088)	7,291,744	(385,656)
Transfers to Stage 3	(1,667,645)	(466,819)	2,134,464
Amounts Written Off	(53,800)	(429,464)	(2,080,269)	(2,563,533)
Monetary effects	(74,637,085)	(2,984,945)	(628,040)	(78,250,070)

As of December 31, 2020	272,384,223	16,804,351	2,214,602	291,403,176

	Stage			Total
	1	2	3
ECL amount as of January 1, 2021	6,990,134	3,560,443	1,321,473	11,872,050
Assets originated or purchased	5,719,840	1,056,197		6,776,037
Assets derecognized or repaid	(6,973,972)	(1,862,268)	(435,233)	(9,271,473)
Transfers to Stage 1	1,274,440	(1,192,519)	(81,921)
Transfers to Stage 2	(281,697)	323,331	(41,634)
Transfers to Stage 3	(2,475,564)	(253,151)	2,728,715
Amounts Written Off	(17,182)	(117,019)	(433,757)	(567,958)
Monetary effects	(1,429,617)	(511,308)	(1,031,921)	(2,972,846)

As of December 31, 2021	2,806,382	1,003,706	2,025,722	5,835,810

	Stage			Total
	1	2	3
ECL amount as of January 1, 2020	2,357,693	2,234,009	2,510,995	7,102,697
Assets originated or purchased	6,613,034	2,695,300		9,308,334
Assets derecognized or repaid	546,742	(549,480)	(812,901)	(815,639)
Transfers to Stage 1	1,157,211	(938,837)	(218,374)
Transfers to Stage 2	(114,521)	284,247	(169,726)
Transfers to Stage 3	(1,069,271)	(73,050)	1,142,321
Amounts Written Off	(2,530)	(84,989)	(1,059,754)	(1,147,273)
Monetary effects	(2,498,224)	(6,757)	(71,088)	(2,576,069)

As of December 31, 2020	6,990,134	3,560,443	1,321,473	11,872,050

Over the course of 2021 and 2020, the Bank generated from loan portfolio sales, profit for 90,693 and 55,768, respectively and losses for 40 as of December 31, 2020.
The contractual amount outstanding on loans and other financing that have been written off by the Bank as of December 31, 2021 and 2020 that were still subject to enforcement activity was 4,992,035 and 6,565,815, respectively.

9.2	Other debt securities at amortized cost
For local government securities, EAD is considered equal to the debt balance, because there is not available information of such instruments’ behavior when they defaulted. For PD and LGD parameters, they were calculated using Basel regulatory parameters.
For purchase corporate bonds, PD and LGD parameters calculated for loan exposures of those issuers were used. The corporate bonds’ EAD is considered equal to the debt balance.
For financial trusts at amortized cost, the criteria that was used in the calculation of ECL is based on credit risk ratings given by a credit rating agency for each type of debt securities that compose each financial trust. That is, the factor to be used will vary in relation to the holding debt securities class (A or B). It is assumed that the EAD is equal to the debt balance.
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2021
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	23,781,113			23,781,113	98.90
Corporate bonds	86,487			86,487	0.36
Financial trust	178,204			178,204	0.74

Total	24,045,804			24,045,804	100

%	100			100

Composition	12/31/2020
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	46,168,862			46,168,862	98.29
Corporate bonds	551,451			551,451	1.17
Financial trust	251,607			251,607	0.54

Total	46,971,920			46,971,920	100

%	100			100

The related ECL for local government securities as of December 31, 2021 and 2020 amounted to 3,210 and 6,232, respectively. The related ECL for corporate bonds as of December 31, 2021 and 2020 amounted to 530 and 1,862, respectively. The ECL related to financial trusts as of December 31, 2021 and 2020 amounted to 13 and 165, respectively. A detail of these investments is
disclosed in note 10.

9.3	Other debt securities at fair value through OCI
This group includes federal and foreign government securities, provincial or BCRA instruments measured at fair value through OCI. For these assets, an individual assessment of the related parameters was performed.

The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2021
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	124,853,842			124,853,842	47.67
Central Bank of Argentina Bills	132,970,751			132,970,751	50.76
Foreign government securities	4,109,963			4,109,963	1.57

Total	261,934,556			261,934,556	100

%	100			100

Composition	12/31/2020
	Stage 1	Stage 2	Stage 3	Total	%
Local government securities	67,604,659			67,604,659	25.16
Central Bank of Argentina Bills	194,225,233			194,225,233	72.29
Foreign government securities	6,853,979			6,853,979	2.55

Total	268,683,871			268,683,871	100

%	100			100

The related ECL for local government securities as of December 31, 2021 and 2020 amounted to 16,304 and 9,002, respectively. A detail of these investments are disclosed in note 10.

9.4	Other financial assets
The table below shows the exposures gross of impairment allowances by stage:

Composition	12/31/2021
	Stage 1	Stage 2	Stage 3	Total	%
Other financial assets	33,095,760			33,095,760	100

Total	33,095,760			33,095,760	100

%	100			100

Composition	12/31/2020
	Stage 1	Stage 2	Stage 3	Total	%
Other financial assets	27,621,984			27,621,984	100

Total	27,621,984			27,621,984	100

%	100			100

The ECL related to these types of instruments amounted to 26,448 and 28,569 as of December 31, 2021 and 2020, respectively, including the ECL related to the payments to be collected for the transaction mentioned in note 12.